Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

June 30, 2018

Dates Covered
Collections Period	06/01/18 - 06/30/18
Interest Accrual Period	06/15/18 - 07/15/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	07/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/18	878,776,763.68	42,721
Yield Supplement Overcollateralization Amount 05/31/18	48,895,772.24	0
Receivables Balance 05/31/18	927,672,535.92	42,721
Principal Payments	26,781,777.79	1,196
Defaulted Receivables	1,136,136.40	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/18	46,906,104.08	0
Pool Balance at 06/30/18	852,848,517.65	41,479

Pool Statistics	$ Amount	# of Accounts
Pool Factor	83.34%
Prepayment ABS Speed	1.30%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	4,012,987.40	182
Past Due 61-90 days	1,131,940.62	53
Past Due 91-120 days	252,220.96	11
Past Due 121+ days	0.00	0
Total	5,397,148.98	246

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.60%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.15%
Delinquency Trigger Occurred	NO

Recoveries	727,798.57
Aggregate Net Losses/(Gains) - June 2018	408,337.83
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.53%
Prior Net Losses Ratio	0.76%
Second Prior Net Losses Ratio	0.36%
Third Prior Net Losses Ratio	0.50%
Four Month Average	0.54%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.17%

Overcollateralization Target Amount	22,600,485.72
Actual Overcollateralization	22,600,485.72
Weighted Average APR	3.24%
Weighted Average APR, Yield Adjusted	5.52%
Weighted Average Remaining Term	59.13

Flow of Funds	$ Amount

Collections	29,995,049.18
Investment Earnings on Cash Accounts	42,965.70
Servicing Fee	(773,060.45)
Transfer to Collection Account	0.00
Available Funds	29,264,954.43

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,611,028.83
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	2,640,661.79
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	22,600,485.72
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,339,131.26

Total Distributions of Available Funds	29,264,954.43

Servicing Fee	773,060.45
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 06/15/18	855,489,179.44
Principal Paid	25,241,147.51
Note Balance @ 07/16/18	830,248,031.93

Class A-1
Note Balance @ 06/15/18	61,809,179.44
Principal Paid	25,241,147.51
Note Balance @ 07/16/18	36,568,031.93
Note Factor @ 07/16/18	17.5807846%

Class A-2
Note Balance @ 06/15/18	340,000,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	340,000,000.00
Note Factor @ 07/16/18	100.0000000%

Class A-3
Note Balance @ 06/15/18	340,000,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	340,000,000.00
Note Factor @ 07/16/18	100.0000000%

Class A-4
Note Balance @ 06/15/18	83,100,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	83,100,000.00
Note Factor @ 07/16/18	100.0000000%

Class B
Note Balance @ 06/15/18	30,580,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	30,580,000.00
Note Factor @ 07/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,684,675.66
Total Principal Paid	25,241,147.51
Total Paid	26,925,823.17

Class A-1
Coupon	1.75000%
Interest Paid	93,143.00
Principal Paid	25,241,147.51
Total Paid to A-1 Holders	25,334,290.51

Class A-2
Coupon	2.19000%
Interest Paid	620,500.00
Principal Paid	0.00
Total Paid to A-2 Holders	620,500.00

Class A-3
Coupon	2.50000%
Interest Paid	708,333.33
Principal Paid	0.00
Total Paid to A-3 Holders	708,333.33

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.6818502
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.1988135
Total Distribution Amount	26.8806637

A-1 Interest Distribution Amount	0.4478029
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	121.3516707
Total A-1 Distribution Amount	121.7994736

A-2 Interest Distribution Amount	1.8250000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	1.8250000

A-3 Interest Distribution Amount	2.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.0833333

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	104.62
Noteholders' Principal Distributable Amount	895.38

Account Balances	$ Amount

Reserve Account
Balance as of 06/15/18	2,548,816.60
Investment Earnings	3,617.48
Investment Earnings Paid	(3,617.48)
Deposit/(Withdrawal)	-
Balance as of 07/16/18	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60